9 Revenue from sales and energy purchases (Tables)	12 Months Ended
Dec. 31, 2020
Revenue From Sales And Energy Purchases
Schedule of sales of electricity
	12.31.20		12.31.19		12.31.18
	GWh	$	GWh	$	GWh	$
Sales of electricity
Small demand segment: Residential use and public lighting (T1)	11,600	57,356	10,768	72,579	11,482	78,952
Medium demand segment: Commercial and industrial (T2)	1,341	10,544	1,549	15,975	1,668	12,658
Large demand segment (T3)	3,210	19,830	3,503	31,947	3,646	23,579
Other: (Shantytowns/Wheeling system)	4,028	3,112	4,154	1,431	4,376	1,379
Subtotal - Sales of electricity	20,179	90,842	19,974	121,932	21,172	116,568

Other services
Right of use of poles		421		386		398
Connection and reconnection charges		53		119		154
Subtotal - Other services		474		505		552

Total - Revenue		91,316		122,437		117,120

	12.31.20		12.31.19		12.31.18
	GWh	$	GWh	$	GWh	$

Energy purchases (1)	25,124	(57,930)	24,960	(77,649)	25,906	(66,721)

(1)	As of December 31, 2020, 2019 and 2018, includes technical and non-technical energy losses for 4,945 GWh, 4,986 GWh and 4,734 GWh, respectively.